Share-based payment arrangements - Summary of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	2,628,809	3,352,743	3,739,567
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 14.52	$ 12.42	$ 11.31
Employee stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	2,628,809
Option outstanding, weighted average remaining contractual life (years)	3 years 4 months 20 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 14.52
Shares, exercisable (in shares) | shares	529,425
Weighted average exercise price, exercisable (in CDN$ per share)	$ 14.01
Employee stock option plan | $11.00 to $11.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	46,335
Option outstanding, weighted average remaining contractual life (years)	3 years 7 months 17 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 11.90
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $11.00 to $11.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	11.00
Employee stock option plan | $11.00 to $11.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 11.99
Employee stock option plan | $12.00 to $12.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	117,451
Option outstanding, weighted average remaining contractual life (years)	1 year 10 months 28 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 12.91
Shares, exercisable (in shares) | shares	63,943
Weighted average exercise price, exercisable (in CDN$ per share)	$ 12.90
Employee stock option plan | $12.00 to $12.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	12.00
Employee stock option plan | $12.00 to $12.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 12.99
Employee stock option plan | $13.00 to $13.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	601,245
Option outstanding, weighted average remaining contractual life (years)	2 years 25 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 13.79
Shares, exercisable (in shares) | shares	321,404
Weighted average exercise price, exercisable (in CDN$ per share)	$ 13.71
Employee stock option plan | $13.00 to $13.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	13.00
Employee stock option plan | $13.00 to $13.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 13.99
Employee stock option plan | $14.00 to $14.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	1,213,992
Option outstanding, weighted average remaining contractual life (years)	4 years 1 month 28 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 14.52
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $14.00 to $14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	14.00
Employee stock option plan | $14.00 to $14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 14.99
Employee stock option plan | $15.00 to $15.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	608,871
Option outstanding, weighted average remaining contractual life (years)	3 years 4 months 2 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 15.17
Shares, exercisable (in shares) | shares	144,078
Weighted average exercise price, exercisable (in CDN$ per share)	$ 15.17
Employee stock option plan | $15.00 to $15.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	15.00
Employee stock option plan | $15.00 to $15.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 15.99
Employee stock option plan | $22.00 to $22.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	24,697
Option outstanding, weighted average remaining contractual life (years)	4 years 10 months 6 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 22.89
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $22.00 to $22.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	22.00
Employee stock option plan | $22.00 to $22.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 22.99
Employee stock option plan | $23.00 to $23.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	16,218
Option outstanding, weighted average remaining contractual life (years)	4 years 8 months 1 day
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 23.27
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $23.00 to $23.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	23.00
Employee stock option plan | $23.00 to $23.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 23.99